SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SEGMENT INFORMATION
Revenues from contracts with customers	$ 464,828,548	$ 419,446,439	$ 328,455,588
Total non current assets	361,709,999	353,801,223
Property, plant and equipment	74,573,278	67,853,835	49,908,325
Intangible assets	174,797,456	173,783,956	76,704,869
Goodwill	112,339,265	112,163,432
Total non reportable assets	488,918,348	464,257,935
Total assets	850,628,347	818,059,158
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	346,794,376	288,228,267	261,624,779
Total non current assets	137,325,749	124,612,208
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	24,175,116	23,690,028	33,049,005
Total non current assets	7,698,175	8,398,403
LATAM
SEGMENT INFORMATION
Revenues from contracts with customers	21,952,339	21,044,547	15,340,382
Total non current assets	1,162,654	1,064,290
North America
SEGMENT INFORMATION
Revenues from contracts with customers	27,370,220	30,372,912	5,086,007
Total non current assets	189,199,549	192,129,674
EMEA
SEGMENT INFORMATION
Revenues from contracts with customers	21,320,535	22,014,855	12,920,323
Total non current assets	44,141	61,526
ROW
SEGMENT INFORMATION
Revenues from contracts with customers	23,215,962	34,095,830	$ 435,092
Total non current assets	$ 26,279,731	$ 27,535,122